SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2015
SHORT-TERM BORROWINGS AND LONG-TERM DEBT
SHORT-TERM BORROWINGS AND LONG-TERM DEBT

10. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings at March 31, 2014 and 2015 are comprised of the following:

	March 31,
	2014	2015
Average interest rates on loans from banks and others	1.17%	2.14%

	March 31,
	2014	2015
	(Yen in millions)
Secured	¥253	¥144
Unsecured	3,811	3,985

	¥4,064	¥4,129

Long-term debt at March 31, 2014 and 2015 are comprised of the following:

	March 31,
	2014	2015
Range of interest rates on loans from banks and others	0.20%-7.01%	0.20%-7.01%

	March 31,
	2014	2015
	(Yen in millions)
Secured	¥30,537	¥25,540
Unsecured	1,289	1,782

	31,826	27,322
Less, portion due within one year	(12,360)	(9,441)

	¥19,466	¥17,881

Aggregate maturities of long-term debt at March 31, 2015 are as follows:

Years ending March 31,	(Yen in millions)
2017	¥7,559
2018	5,309
2019	3,297
2020	1,466
2021 and thereafter	250

¥17,881

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2014 and 2015 are as follows:

	March 31,
	2014	2015
	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥4,112	¥1,489

As described in Note 8 to the Consolidated Financial Statement, since transferring of the capital lease receivables did not qualify as a sale for financial reporting purpose, Kyocera has accounted for the cash received as a secured borrowing. As a result of the transaction, capital lease receivables in the amount of  ¥29,389 million and ¥25,647 million as of March 31, 2014 and 2015 have been recorded on the balance sheets, respectively.